Description of the Business, Basis of Presentation, and Summary of Significant Accounting Policies - Additional Information (Detail)	Jun. 27, 2021
Holly Intermediate Holdings Inc And Subsdiaries [Member] | Holley Parent Holdings LLC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage	100.00%